Merger (Schedule of Purchase Price Allocation) (Details) - USD ($)		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016
Adjustments to reflect assets acquired and liabilities assumed at fair value:
Goodwill resulting from the merger		$ 3,402,000
FNBPA Bancorp, Inc [Member]
Business Acquisition [Line Items]
Purchase price assigned to FNBPA common shares exchanged for 607,815 Juniata common shares	$ 10,637,000
Purchase price assigned to FNBPA common shares exchanged for cash	2,208,000
Total purchase price	12,845,000
FNBPA net assets acquired:
Tangible common equity	9,854,000
Adjustments to reflect assets acquired and liabilities assumed at fair value:
Total fair value adjustments	(523,000)
Associated deferred income taxes	179,000
Fair value adjustment to net assets acquired, net of tax	(344,000)
Total FNBPA net assets acquired	9,510,000
Goodwill resulting from the merger	$ 3,335,000	$ 3,402,000